As filed with the Securities and Exchange Commission on January 30, 2012

1933 Act File No. 033-11387
1940 Act File No. 811-04984

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 128	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 127	[ X ]
(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS
(Exact Name of Registrant as Specified in Charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas  76155
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 4151 Amon Carter Boulevard MD 2450 Fort Worth, Texas 76155 (Name and Address of Agent for Service)	With copies to: Francine J. Rosenberger, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1601

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on February 3, 2012, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN BEACON FUNDS
CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A:  Prospectus for A Class, C Class, Institutional Class, Y Class and Investor Class shares of the American Beacon Bridgeway Large Cap Value Fund (“Fund”) is incorporated herein by reference to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on November 17, 2011, accession number 0000898432-11-001233 (“PEA No. 121”)

Part B: Statement of Additional Information for A Class, C Class, Institutional Class, Y Class and Investor Class shares of the Fund is incorporated herein by reference to PEA No. 121

Part C: Incorporated herein by reference to PEA No. 121

Signature Page

Explanatory Note

This Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 3, 2012, the effectiveness of the registration statement for the American Beacon Bridgeway Large Cap Value Fund, filed in Post-Effective Amendment No. 121 on November 17, 2011, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 128 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on January 30, 2012.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 128 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	January 30, 2012
Gene L. Needles, Jr.

	/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	January 30, 2012
Melinda G. Heika

	W. Humphrey Bogart*	Trustee	January 30, 2012
W. Humphrey Bogart

	Brenda A. Cline*	Trustee	January 30, 2012
Brenda A. Cline

	Eugene J. Duffy*	Trustee	January 30, 2012
Eugene J. Duffy

	Thomas M. Dunning*	Trustee	January 30, 2012
Thomas M. Dunning

	Alan D. Feld*	Trustee	January 30, 2012
Alan D. Feld

	Richard A. Massman*	Chairman and Trustee	January 30, 2012
Richard A. Massman

	R. Gerald Turner*	Trustee	January 30, 2012
R. Gerald Turner

	Paul J. Zucconi*	Trustee	January 30, 2012
Paul J. Zucconi

*By	/s/ Rosemary K. Behan
Rosemary K. Behan
Attorney-In-Fact